WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED APRIL 15, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION, DATED

APRIL 30, 2010, OF

WESTERN ASSET ABSOLUTE RETURN PORTFOLIO

WESTERN ASSET CORE BOND PORTFOLIO

WESTERN ASSET CORE PLUS BOND PORTFOLIO

WESTERN ASSET ENHANCED EQUITY PORTFOLIO

WESTERN ASSET GLOBAL STRATEGIC INCOME PORTFOLIO

WESTERN ASSET HIGH YIELD PORTFOLIO

WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

Effective as of May 1, 2011, the following text replaces the section titled “Other Accounts Managed by Portfolio Managers (as of December 31, 2009)”:

Other Accounts Managed By Portfolio Managers (as of December 31, 2010)

The table below identifies, for each named portfolio manager, the number of accounts (other than the fund with respect to which information is provided) for which the portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance are also indicated.

Data for other investment companies is shown based on the specific portfolio managers that are named in the disclosure documents for other investment companies. Data for private pooled investment vehicles and other separate accounts is reported based on Western Asset’s practice of naming a particular individual to maintain oversight responsibility for each account. Where the named individual has been assigned primary responsibility for oversight of a private pooled investment vehicle or separate account, that account has been allocated to that individual for disclosure purposes, but not other portfolio managers that may be involved in managing that account.

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets managed for which Advisory Fee is Performance-Based ($)
S. Kenneth Leech
As of December 31, 2010
Registered Investment Companies	96	157,608,255,547	0	0
Other pooled investment vehicle	215	109,284,878,237	7	1,155,393,872
Other accounts	780	174,979,785,425	81	19,415,056,792

Stephen A. Walsh
As of December 31, 2010
Registered Investment Companies	96	157,608,255,547	0	0
Other pooled investment vehicle	215	109,284,878,237	7	1,155,393,872
Other accounts	780	174,979,785,425	81	19,415,056,792

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets managed for which Advisory Fee is Performance-Based ($)
Carl L. Eichstaedt
As of December 31, 2010
Registered Investment Companies	19	11,231,983,369	0	0
Other pooled investment vehicle	1	3,543,706	0	0
Other accounts	66	15,910,108,942	6	1,226,010,432

Paul Wynn
As of December 31, 2010
Registered Investment Companies	5	1,381,302,360	0	0
Other pooled investment vehicle	2	141,535,515	0	0
Other accounts	9	3,183,317,742	1	433,013,853

Peter H. Stutz
As of December 31, 2010
Registered Investment Companies	5	1,381,302,360	0	0
Other pooled investment vehicle	2	27,426,499	0	0
Other accounts	14	2,994,425,015	1	147,988,357

Michael C. Buchanan
As of December 31, 2010
Registered Investment Companies	47	20,988,838,103	0	0
Other pooled investment vehicle	8	3,430,427,308	0	0
Other accounts	11	1,761,638,794	0	0

Mark S. Lindbloom
As of December 31, 2010
Registered Investment Companies	21	14,198,972,529	0	0
Other pooled investment vehicle	2	84,788,118	0	0
Other accounts	50	15,144,951,254	5	2,205,926,684

Keith J. Gardner
As of December 31, 2010
Registered Investment Companies	39	17,991,523,132	0	0
Other pooled investment vehicle	7	1,111,522,206	0	0
Other accounts	1	225,145,990	0	0

Andrea A. Mack
As of December 31, 2010
Registered Investment Companies	4	915,996,740	0	0
Other pooled investment vehicle	1	25,937,010	0	0
Other accounts	11	3,180,612,224	0	0

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets managed for which Advisory Fee is Performance-Based ($)
Julien Scholnick
As of December 31, 2010
Registered Investment Companies	2	617,522,324	0	0
Other pooled investment vehicle	10	1,343,750,329	0	0
Other accounts	72	9,331,073,639	1	491,539,663

Michael Pak
As of December 31, 2010
Registered Investment Companies	2	617,522,324	0	0
Other pooled investment vehicle	1	205,609,231	0	0
Other accounts	6	3,294,427,782	0	0

WASX013472